Non-Controlling Interest (Tables)	12 Months Ended
Mar. 31, 2019
Non-controlling Interest
Disclosure of Non-Controlling Interest
	Year ended March 31
	(in thousands)
EIML	2019	2018
Current assets	$183,944	$152,997
Non-current assets	385,463	418,118
Current liabilities	(158,182)	(162,898)
Non-current liabilities	(53,210)	(65,582)
Total net assets attributable	$358,015	$342,635
Equity attributable to owners of the Group	$222,486	$204,907
Equity attributable to non-controlling interests	$135,529	$137,728

Revenue	$149,969	$151,887
Expenses	(114,709)	(118,858)
Profit for the year	$35,260	$33,029
Profit attributable to the owners of the Group	$21,846	$20,199
Profit attributable to non-controlling interests	$13,414	$12,830

Other comprehensive (loss)/income during the year	$(12,500)	$(612)
Total comprehensive income during the year	$22,760	$32,417
Total comprehensive income attributable to the owners of the Group	15,354	19,828
Total comprehensive income attributable to non-controlling interests	7,406	12,589

Net cash inflow from operating activities	$50,470	$49,096
Net cash outflow from investing activities	(37,729)	(55,755)
Net cash inflow from financing activities	(14,462)	6,707
Net cash (outflow)/inflow	$(1,721)	$48